Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended
($ millions)	January 31 2026	October 31 2025	January 31 2025
Basic earnings per common share
Net income attributable to common shareholders	$2,155	$2,104	$1,025
Weighted average number of common shares outstanding (millions)	1,235	1,239	1,245
Basic earnings per common share (1) (in dollars)	$1.75	$1.70	$0.82
Diluted earnings per common share
Net income attributable to common shareholders	$2,155	$2,104	$1,025
Dilutive impact of share-based payment options and others (2)	(9)	(45)	(196)
Net income attributable to common shareholders (diluted)	$2,146	$2,059	$829
Weighted average number of common shares outstanding (millions)	1,235	1,239	1,245
Dilutive impact of share-based payment options and others (2) (millions)	3	6	5
Weighted average number of diluted common shares outstanding (millions)	1,238	1,245	1,250
Diluted earnings per common share (1) (in dollars)	$1.73	$1.65	$0.66
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.